Leases (Details) $ in Thousands	Sep. 01, 2020 USD ($)	Jul. 01, 2021 USD ($)
Leases [Line Items]
Square meters	100	240
Lease fee (in Dollars)	$ 44	$ 40
Lease expired	Aug. 31, 2021
2021 Lease [Member]
Leases [Line Items]
Square meters		120